Loss Per Share (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (1,340,761)	$ (8,772,832)
Net loss from continuing operations	(1,340,761)	(288,315)
Net loss from discontinued operations		$ (8,484,517)
Weighted Average Shares Outstanding-Basic and Diluted	31,289,010	13,324,716
Loss per share- basic and diluted	$ (0.04)	$ (0.66)
Net loss income per share from continuing operations - basic and diluted	(0.04)	(0.02)
Net loss per share from discontinued operations - basic and diluted		$ (0.64)